Statement of Changes in Net Assets Available for Benefits - EBP 47-0914596 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investment Income (Loss)
Net appreciation (depreciation) in fair value of investments	$ 3,494,947	$ (515,860)
Interests and dividends	235,783	200,305
Total investment income (loss)	3,730,730	(315,555)
Contributions
Employer	999,319	1,095,835
Participants	1,777,230	1,851,348
Rollovers	514,088	465,034
Total contributions	3,290,637	3,412,217
Total additions	7,021,367	3,096,662
Deductions
Benefits paid to participants	(1,441,324)	(580,268)
Administrative expenses	(4,772)	(3,463)
Total deductions	(1,446,096)	(583,731)
Net Increase	5,575,271	2,512,931
Net Assets Available for Benefits, End of Year	$ 28,052,536	$ 22,477,265